CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2022	¥ 3,414,178	¥ 221,111	¥ 260,479	¥ 2,914,558	¥ 21,495	¥ (113,447)	¥ 3,304,196	¥ 109,982
Contribution to subsidiaries	1,722						0	1,722
Transaction with noncontrolling interests	(3,435)		(14)				(14)	(3,421)
Comprehensive income, net of tax:
Net income	126,131			122,310			122,310	3,821
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(143,867)				(143,867)		(143,867)	0
Impact of changes in policy liability discount rate	159,366				159,366		159,366	0
Net change of debt valuation adjustments	60				60		60	0
Net change of defined benefit pension plans	(316)				(318)		(318)	2
Net change of foreign currency translation adjustments	185,007				177,121		177,121	7,886
Net change of unrealized gains (losses) on derivative instruments	18,531				17,059		17,059	1,472
Total other comprehensive income	218,781						209,421	9,360
Total comprehensive income	344,912						331,731	13,181
Cash dividends	(70,759)			(55,704)			(55,704)	(15,055)
Acquisition of treasury stock	(33,151)					(33,151)	(33,151)	0
Disposal of treasury stock	(13)		(29)			16	(13)	0
Other, net	444		444				444	0
Ending Balance at Sep. 30, 2022	3,653,898	221,111	260,880	2,981,164	230,916	(146,582)	3,547,489	106,409
Beginning Balance at Jun. 30, 2022	3,523,175	221,111	260,653	2,920,778	134,664	(123,790)	3,413,416	109,759
Contribution to subsidiaries	1,250						0	1,250
Transaction with noncontrolling interests	(1,242)						0	(1,242)
Comprehensive income, net of tax:
Net income	61,781			60,386			60,386	1,395
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(62,494)				(62,494)		(62,494)	0
Impact of changes in policy liability discount rate	82,515				82,515		82,515	0
Net change of debt valuation adjustments	76				76		76	0
Net change of defined benefit pension plans	(151)				(151)		(151)	0
Net change of foreign currency translation adjustments	70,926				69,445		69,445	1,481
Net change of unrealized gains (losses) on derivative instruments	7,600				6,861		6,861	739
Total other comprehensive income	98,472						96,252	2,220
Total comprehensive income	160,253						156,638	3,615
Cash dividends	(6,973)						0	(6,973)
Acquisition of treasury stock	(22,808)					(22,808)	(22,808)	0
Disposal of treasury stock	(13)		(29)			16	(13)	0
Other, net	256		256				256	0
Ending Balance at Sep. 30, 2022	3,653,898	221,111	260,880	2,981,164	230,916	(146,582)	3,547,489	106,409
Beginning Balance at Mar. 31, 2023	3,614,322	221,111	233,169	3,054,448	156,135	(121,256)	3,543,607	70,715
Contribution to subsidiaries	2,946						0	2,946
Transaction with noncontrolling interests	957		84		(165)		(81)	1,038
Comprehensive income, net of tax:
Net income	130,602			128,100			128,100	2,502
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(100,411)				(100,411)		(100,411)	0
Impact of changes in policy liability discount rate	110,576				110,576		110,576	0
Net change of debt valuation adjustments	(123)				(123)		(123)	0
Net change of defined benefit pension plans	(89)				(89)		(89)	0
Net change of foreign currency translation adjustments	163,420				158,229		158,229	5,191
Net change of unrealized gains (losses) on derivative instruments	2,408				2,548		2,548	(140)
Total other comprehensive income	175,781						170,730	5,051
Total comprehensive income	306,383						298,830	7,553
Cash dividends	(51,563)			(50,209)			(50,209)	(1,354)
Acquisition of treasury stock	(31,474)					(31,474)	(31,474)	0
Other, net	425		426			(1)	425	0
Ending Balance at Sep. 30, 2023	3,841,996	221,111	233,679	3,132,339	326,700	(152,731)	3,761,098	80,898
Beginning Balance at Jun. 30, 2023	3,722,041	221,111	233,535	3,067,206	252,917	(131,463)	3,643,306	78,735
Contribution to subsidiaries	625						0	625
Transaction with noncontrolling interests	(53)		(70)				(70)	17
Comprehensive income, net of tax:
Net income	66,459			65,134			65,134	1,325
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(99,271)				(99,271)		(99,271)	0
Impact of changes in policy liability discount rate	106,057				106,057		106,057	0
Net change of debt valuation adjustments	(79)				(79)		(79)	0
Net change of defined benefit pension plans	(236)				(235)		(235)	(1)
Net change of foreign currency translation adjustments	64,210				62,980		62,980	1,230
Net change of unrealized gains (losses) on derivative instruments	4,394				4,331		4,331	63
Total other comprehensive income	75,075						73,783	1,292
Total comprehensive income	141,534						138,917	2,617
Cash dividends	(1,096)						0	(1,096)
Acquisition of treasury stock	(21,268)					(21,268)	(21,268)	0
Other, net	213		214	(1)			213	0
Ending Balance at Sep. 30, 2023	¥ 3,841,996	¥ 221,111	¥ 233,679	¥ 3,132,339	¥ 326,700	¥ (152,731)	¥ 3,761,098	¥ 80,898